Quarterly Report
February 29, 2024
MFS®  Global Opportunistic
Bond Fund
GLB-Q1

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.9%
Aerospace & Defense – 0.6%
Boeing Co., 5.805%, 5/01/2050		$1,688,000	$1,627,030
HEICO Corp., 5.35%, 8/01/2033		942,000	937,192
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		1,147,000	1,228,846
Thales S.A., 3.625%, 6/14/2029	EUR	1,700,000	1,851,471
Thales S.A., 4.25%, 10/18/2031		600,000	676,650
			$6,321,189
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$616,000	$499,142
Asset-Backed & Securitized – 7.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.016%, 11/15/2054 (i)		$11,768,114	$560,115
ACREC 2021-FL1 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,468,317
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.432% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	198,478
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		418,000	412,066
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.382% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		1,359,500	1,333,913
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,164,519
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.282% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,006,519
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.625% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,682,563
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.324% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,282,230
AREIT 2022-CRE6 Trust, “C”, FLR, 7.474% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	509,825
AREIT 2022-CRE6 Trust, “D”, FLR, 8.174% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	537,642
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.613%, 4/15/2053 (i)		1,423,462	85,462
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)		9,672,670	621,167
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)		14,963,314	1,181,862
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055		1,004,922	1,068,456
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.78%, 7/15/2053 (i)		12,619,604	784,499
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)		6,390,986	328,859
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)		19,801,586	848,702
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)		20,174,753	1,206,529
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)		20,853,910	1,327,900
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		394,000	400,130
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.482% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	619,412
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.732% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	558,856
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		128,926	124,980
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		274,051	256,386
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,100,000	1,031,490
BXMT 2021-FL4 Ltd., “B”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,763,625
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		488,272	470,546
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	354,635
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		927,403	927,522
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		431,580	430,923
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		1,467,089	1,456,703
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.772%, 4/15/2054 (i)		7,783,448	289,698
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)		11,348,740	549,683
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)		9,436,868	496,266
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		2,344,000	2,046,836
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056		1,857,391	1,941,005
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		466,816	466,007
Empire District Bondco LLC, 4.943%, 1/01/2033		1,494,000	1,486,062
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.572% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	962,766
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,404,559
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		559,612	558,522
KREF 2021-FL2 Ltd., “B”, FLR, 7.086% ((SOFR - 1mo. + 0.114%) + 1.65%), 2/15/2039 (n)		2,155,000	2,041,615
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.432% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,350,372
MF1 2021-FL5 Ltd., “C”, FLR, 7.132% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	620,477

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “AS”, FLR, 6.886% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		$2,500,000	$2,451,452
MF1 2021-FL6 Ltd., “B”, FLR, 7.086% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,695,971
MF1 2022-FL8 Ltd., “C”, FLR, 7.515% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,087,124
MF1 2024-FL14 LLC, “A”, FLR, 7.055% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		2,073,000	2,072,239
MF1 2024-FL14 LLC, “AS”, FLR, 7.657% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	886,645
MF1 2024-FL14 LLC, “B”, FLR, 8.057% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	847,018
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)		5,695,721	336,818
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)		17,108,102	915,335
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.574% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		947,000	947,670
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		1,133,847	1,131,405
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		2,643,996	2,635,030
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		582,010	581,329
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	822,359
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)		1,950,000	2,287,748
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.582% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$1,212,000	1,161,883
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,157,306
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.536% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	215,349
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	779,039
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,514,977	1,506,933
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.519%, 4/15/2054 (i)		9,272,819	674,478
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.521%, 8/15/2054 (i)		15,524,985	1,097,978
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.175% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		251,995	252,169
			$73,761,977
Automotive – 0.5%
Ford Motor Credit Co. LLC, 4.445%, 2/14/2030	EUR	480,000	$518,954
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$825,000	867,767
LKQ Corp., 6.25%, 6/15/2033		716,000	735,810
Mercedes-Benz International Finance B.V., 3.25%, 1/10/2032	EUR	1,160,000	1,235,968
Volkswagen International Finance N.V., 7.5% to 9/06/2028, FLR (EUR Swap Rate - 5yr. + 4.292%) to 9/06/2033, FLR (EUR Swap Rate - 5yr. + 4.542%) to 9/06/2048, FLR (EUR Swap Rate - 5yr. + 5.292%) to 9/06/2172		400,000	463,663
Volkswagen International Finance N.V., 7.875% to 9/06/2032, FLR (EUR Swap Rate - 9yr. + 4.783%) to 9/06/2033, FLR (EUR Swap Rate - 9yr. + 5.033%) to 9/06/2052, FLR (EUR Swap Rate - 9yr. + 5.783%) to 9/06/2172		100,000	120,110
Volkswagen Leasing GmbH, 4%, 4/11/2031		690,000	747,982
			$4,690,254
Broadcasting – 0.5%
Discovery Communications LLC, 4.125%, 5/15/2029		$647,000	$599,339
Prosus N.V., 3.061%, 7/13/2031 (n)		895,000	722,486
Prosus N.V., 4.027%, 8/03/2050		1,000,000	636,552
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,700,000	2,496,031
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$539,000	475,499
			$4,929,907
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$496,000	$502,266
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		746,000	772,864
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	291,036
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	753,861
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,938,000	1,778,050
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	720,000	805,043
			$4,903,120
Building – 0.9%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$1,810,000	$1,579,372
Heidelberg Materials Finance Luxembourg S.A., 4.875%, 11/21/2033	EUR	690,000	786,494
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	982,264
Imerys S.A., 4.75%, 11/29/2029	EUR	900,000	988,247
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$1,797,000	1,712,347

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$1,792,000	$1,690,640
Vulcan Materials Co., 3.5%, 6/01/2030		1,112,000	1,012,816
			$8,752,180
Business Services – 0.5%
Corning, Inc., 4.125%, 5/15/2031	EUR	1,150,000	$1,271,763
Euronet Worldwide, Inc., 1.375%, 5/22/2026		770,000	773,606
Fiserv, Inc., 4.4%, 7/01/2049		$931,000	778,880
Mastercard, Inc., 3.3%, 3/26/2027		523,000	501,711
Mastercard, Inc., 3.85%, 3/26/2050		691,000	570,818
Visa, Inc., 3.65%, 9/15/2047		1,125,000	897,570
			$4,794,348
Cable TV – 0.9%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,664,000	$1,257,319
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		481,000	474,344
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		499,000	361,087
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		1,222,000	1,231,735
SES S.A., 3.5%, 1/14/2029	EUR	1,440,000	1,510,097
Summer BidCo B.V., 10%, 2/15/2029 (n)		1,380,000	1,529,590
Ziggo B.V., 3.375%, 2/28/2030		2,875,000	2,652,957
			$9,017,129
Chemicals – 0.4%
Arkema S.A., 4.25%, 5/20/2030	EUR	500,000	$557,904
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		$500,000	466,850
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		1,691,000	1,537,557
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,198,808
			$3,761,119
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$888,000	$571,777
Microsoft Corp., 2.675%, 6/01/2060		607,000	383,101
Oracle Corp., 4%, 7/15/2046		717,000	551,444
			$1,506,322
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027 (f)		$1,023,000	$976,613
Apple, Inc., 4.5%, 2/23/2036 (f)		953,000	936,872
			$1,913,485
Conglomerates – 0.9%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$749,000	$749,004
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,687,000	1,697,594
Siemens Financieringsmaatschappij N.V., 3.375%, 2/22/2037	EUR	700,000	744,281
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043		700,000	747,988
TriMas Corp., 4.125%, 4/15/2029 (n)		$3,027,000	2,759,231
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	710,972
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$886,000	864,291
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034 (w)		465,000	466,932
			$8,740,293
Consumer Cyclical – 0.1%
Pluxee N.V., 3.75%, 9/04/2032	EUR	600,000	$642,262
Consumer Products – 0.3%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,900,000	$1,548,247
Kenvue, Inc., 5.05%, 3/22/2053		$1,397,000	1,345,374
			$2,893,621

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.8%
Booking Holdings, Inc., 3.75%, 3/01/2036	EUR	1,070,000	$1,142,297
Compass Group PLC, 3.25%, 2/06/2031		340,000	362,261
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$1,664,000	1,237,766
Securitas Treasury Ireland DAC, 3.875%, 2/23/2030	EUR	424,000	458,345
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,394,937
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		2,744,000	2,429,647
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	1,090,000	1,137,165
			$8,162,418
Containers – 0.2%
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,902,000	$1,798,331
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$899,000	$751,270
Electronics – 0.2%
Intel Corp., 5.7%, 2/10/2053		$816,000	$827,170
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	371,984
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	184,446
SK hynix, Inc., 6.375%, 1/17/2028 (n)		459,000	472,848
			$1,856,448
Emerging Market Quasi-Sovereign – 1.9%
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		$644,000	$527,754
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		850,000	778,643
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	2,936,725
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,193,784
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,559,712
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,050,823
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	996,899
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	401,081
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	573,270
Petroleos Mexicanos, 10%, 2/07/2033		748,000	726,461
Petroleos Mexicanos, 7.69%, 1/23/2050		2,090,000	1,438,647
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		955,000	956,954
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,131,200
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,275,706
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,023,932
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,984,000	1,978,643
			$19,550,234
Emerging Market Sovereign – 19.0%
Arab Republic of Egypt, 8.875%, 5/29/2050		$1,050,000	$836,779
Czech Republic, 2.5%, 8/25/2028	CZK	211,180,000	8,575,069
Czech Republic, 2%, 10/13/2033		66,500,000	2,429,502
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	813,459
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,154,705
Dominican Republic, 5.875%, 1/30/2060		1,500,000	1,263,759
Federative Republic of Brazil, 10%, 1/01/2027	BRL	15,800,000	3,174,439
Federative Republic of Brazil, 10%, 1/01/2029		46,050,000	9,119,534
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	20,039,000	21,487,918
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038		4,455,000	5,140,456
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		$700,000	461,083
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	272,588,000	6,618,308
Oriental Republic of Uruguay, 9.75%, 7/20/2033		99,594,000	2,663,812
People's Republic of China, 3.13%, 11/21/2029	CNY	60,000,000	8,703,965
People's Republic of China, 2.88%, 2/25/2033		95,020,000	13,688,479
Republic of Angola, 9.125%, 11/26/2049		$900,000	720,720
Republic of Benin, 6.875%, 1/19/2052	EUR	1,100,000	956,157

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,600,000	$2,323,093
Republic of Hungary, 6.125%, 5/22/2028 (n)		$1,031,000	1,051,620
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,064,000	1,032,629
Republic of India, 7.18%, 8/14/2033	INR	402,000,000	4,865,584
Republic of Korea, 2.375%, 12/10/2027	KRW	7,000,000,000	5,074,556
Republic of Korea, 1.875%, 6/10/2029		37,064,110,000	25,757,357
Republic of Korea, 1.375%, 6/10/2030		28,332,080,000	18,805,039
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	726,087
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,460,000	1,384,007
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,770,000
Republic of Romania, 5.875%, 1/30/2029 (n)		408,000	404,480
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,874,661
Republic of Serbia, 2.05%, 9/23/2036 (n)		696,000	517,133
Republic of Serbia, 2.05%, 9/23/2036		100,000	74,301
Republic of Turkey, 7.625%, 5/15/2034		$566,000	563,510
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,636,139
United Mexican States, 7.5%, 6/03/2027	MXN	258,100,000	14,344,904
United Mexican States, 7.75%, 5/29/2031		348,400,000	18,941,775
United Mexican States, 6.338%, 5/04/2053		$496,000	483,313
			$190,438,332
Energy - Independent – 0.4%
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		$668,000	$648,766
Occidental Petroleum Corp., 6.45%, 9/15/2036		1,211,000	1,275,014
Pioneer Natural Resources Co., 2.15%, 1/15/2031		1,246,000	1,042,404
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		955,000	994,474
			$3,960,658
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$605,839
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	935,135
BP Capital Markets B.V., 0.933%, 12/04/2040		760,000	522,907
Eni S.p.A., 3.875%, 1/15/2034		1,160,000	1,240,336
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	775,644
			$4,079,861
Entertainment – 0.2%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	1,424,000	$1,598,944
Financial Institutions – 1.1%
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		$773,000	$767,223
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,002,000	966,823
Citycon Treasury B.V., 6.5%, 3/08/2029	EUR	292,000	317,576
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$500,000	497,940
EXOR N.V., 3.75%, 2/14/2033	EUR	760,000	809,222
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$955,593	907,813
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,253,862	1,191,169
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	713,328
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028		1,190,000	1,012,029
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025		780,000	783,884
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		740,000	616,572
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 12/31/2164 (a)		2,600,000	519,691
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	485,225
VGP N.V., 1.5%, 4/08/2029		900,000	814,768
Vonovia SE, 5.5%, 1/18/2036	GBP	800,000	978,464
			$11,381,727

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	810,000	$758,926
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,509,000	1,379,926
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	714,537
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,729,219
Central America Bottling Co., 5.25%, 4/27/2029 (n)		960,000	900,206
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		578,000	494,768
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	365,664
Constellation Brands, Inc., 2.25%, 8/01/2031		635,000	518,131
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,341,132
Kraft Heinz Foods Co., 3.5%, 3/15/2029	EUR	650,000	701,846
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$1,054,000	873,218
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		1,419,000	1,181,644
			$10,959,217
Gaming & Lodging – 0.3%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	250,000	$275,926
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	836,570
Marriott International, Inc., 2.85%, 4/15/2031		1,183,000	1,010,003
VICI Properties LP, REIT, 4.95%, 2/15/2030		525,000	499,809
			$2,622,308
Industrial – 0.2%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$1,013,449
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,176,543
			$2,189,992
Insurance – 0.8%
Allianz SE, 4.851% to 7/26/2034, FLR (EURIBOR - 3mo. + 3.35%) to 7/26/2054	EUR	800,000	$874,974
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,800,000	1,425,575
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	920,000	1,115,478
Assicurazioni Generali S.p.A., 3.547%, 1/15/2034		1,850,000	1,952,188
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,425,000	1,176,026
Equitable Holdings, Inc., 5.594%, 1/11/2033		150,000	151,196
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	1,800,000	1,557,558
Sogecap S.A., 6.5%, 5/16/2044		200,000	233,599
			$8,486,594
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,025,000	$989,401
Insurance - Property & Casualty – 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		$1,387,000	$1,347,505
American International Group, Inc., 5.125%, 3/27/2033		758,000	747,671
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		984,000	744,853
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		564,000	602,635
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		693,000	781,203
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,850,000	1,327,572
Hub International Ltd., 7.375%, 1/31/2032 (n)		$1,147,000	1,150,634
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	727,892
			$7,429,965
International Market Quasi-Sovereign – 0.7%
Belfius Bank S.A. (Kingdom of Belgium), 3.75%, 1/22/2029	EUR	200,000	$213,311
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029		1,000,000	1,106,352
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		240,000	254,495
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	724,642
La Banque Postale S.A. (Republlic of France), 3.5%, 6/13/2030		1,000,000	1,071,045
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.625%, 7/25/2028		430,000	465,372
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		1,100,000	1,011,594

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$1,122,000	$1,155,031
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		878,000	696,289
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	870,000	824,651
			$7,522,782
International Market Sovereign – 17.0%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	14,702,000	$8,373,828
Commonwealth of Australia, 2.75%, 5/21/2041		10,795,000	5,603,311
Federal Republic of Germany, 2.6%, 8/15/2033	EUR	4,000,000	4,397,749
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	423,418
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,853,360
Government of Canada, 1.25%, 6/01/2030	CAD	6,437,000	4,146,497
Government of Japan, 0.3%, 12/20/2039	JPY	2,341,000,000	13,601,441
Government of Japan, 1.7%, 6/20/2044		1,093,100,000	7,589,506
Government of Japan, 0.3%, 6/20/2046		861,250,000	4,407,702
Government of Japan, 0.4%, 3/20/2050		2,044,000,000	10,053,257
Government of Japan, 0.7%, 12/20/2051		1,172,000,000	6,113,287
Government of New Zealand, 3.5%, 4/14/2033	NZD	4,399,000	2,440,367
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	4,521,000	4,928,290
Kingdom of Belgium, 0.4%, 6/22/2040		3,970,000	2,762,736
Kingdom of Spain, 3.25%, 4/30/2034		10,510,000	11,318,315
Kingdom of Spain, 3.9%, 7/30/2039 (n)		11,386,000	12,684,029
Kingdom of Spain, 4%, 10/31/2054		5,478,000	6,004,162
Republic of Finland, 2.95%, 4/15/2055 (n)		3,200,000	3,379,413
Republic of Iceland, 2.5%, 4/15/2024	ISK	330,000,000	2,362,664
Republic of Italy, 4.1%, 2/01/2029	EUR	24,978,000	27,916,578
Republic of Italy, 1.45%, 3/01/2036		5,468,000	4,506,884
Republic of Italy, 4.15%, 10/01/2039 (n)		3,271,000	3,517,267
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	18,248,000	18,233,039
United Kingdom Treasury, 1.75%, 9/07/2037		2,813,000	2,627,538
United Kingdom Treasury, 1.25%, 10/22/2041		2,517,000	1,944,134
			$171,188,772
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	765,000	$443,409
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$843,000	$854,497
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	1,666,664
			$2,521,161
Major Banks – 3.2%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	620,000	$684,424
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$1,256,000	1,249,197
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		1,691,000	1,416,089
BNP Paribas S.A., 4.75% to 11/13/2031, FLR (EURIBOR - 3mo. + 1.6%) to 11/13/2032	EUR	1,300,000	1,469,911
BNP Paribas S.A., FLR, 5.971% (LIBOR - 6mo. + 0.075%), 3/23/2172		$2,260,000	2,256,610
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		725,000	747,038
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,394,339
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		1,214,000	1,251,177
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	300,000	324,896
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	700,173
HSBC Holdings PLC, 6.8%, 9/14/2031	GBP	600,000	801,120
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	1,070,000	1,213,444
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$1,107,000	1,005,857
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		767,000	762,922
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,008,494
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		1,034,000	734,042
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	630,000	703,883

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	1,300,000	$1,243,893
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	757,703
Morgan Stanley, 3.125%, 7/27/2026		643,000	613,337
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,528,051
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	496,037
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	930,000	998,972
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$537,000	536,330
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	776,231
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		2,305,000	1,856,676
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	970,000	1,044,902
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$611,000	652,304
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,350,000	1,278,664
UniCredit S.p.A., 4.3% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.80%) to 1/23/2031	EUR	1,640,000	1,763,827
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	622,916
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		709,000	608,546
			$32,502,005
Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 4.298%, 8/22/2032		$428,000	$401,127
CAB SELAS, 3.375%, 2/01/2028	EUR	1,090,000	1,069,100
CVS Health Corp., 5.625%, 2/21/2053		$630,000	605,257
HCA, Inc., 5.125%, 6/15/2039		1,208,000	1,122,574
IQVIA Holdings, Inc., 6.25%, 2/01/2029		714,000	734,614
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	911,476
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	697,334
Star Parent, Inc., 9%, 10/01/2030 (n)		1,419,000	1,497,569
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	687,448
			$7,726,499
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	730,000	$784,021
Metals & Mining – 0.5%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$452,538
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		1,419,000	1,270,215
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	671,462
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)		1,110,000	881,340
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		2,421,000	2,232,249
			$5,507,804
Midstream – 1.1%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$988,000	$1,006,380
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		521,000	534,964
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		2,702,000	2,468,941
Enbridge, Inc., 5.7%, 3/08/2033		695,000	702,841
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		869,000	926,631
Energy Transfer LP, 5.95%, 5/15/2054		690,000	673,420
Plains All American Pipeline LP, 3.55%, 12/15/2029		839,000	761,207
Targa Resources Corp., 4.2%, 2/01/2033		423,000	380,746
Targa Resources Corp., 4.95%, 4/15/2052		716,000	612,572
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,969,000	1,965,884
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		874,000	887,902
			$10,921,488
Mortgage-Backed – 10.3%
Fannie Mae, 5%, 8/01/2040		$273,656	$269,665
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		177,464	166,984
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,253,905	1,221,532
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		606,364	551,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 6/01/2053	$2,799,971	$2,778,033
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052	8,033,630	6,470,521
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	183,365	166,962
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053	8,848,926	7,296,041
Fannie Mae, UMBS, 3%, 10/01/2051 - 8/01/2053	7,473,208	6,403,351
Fannie Mae, UMBS, 4%, 6/01/2052 - 12/01/2052	3,700,069	3,406,194
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 10/01/2052	1,355,972	1,283,906
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2053	433,009	435,031
Fannie Mae, UMBS, 6.5%, 12/01/2053	275,001	279,891
Freddie Mac, 0.209%, 9/25/2026 (i)	62,189,000	348,277
Freddie Mac, 1.366%, 3/25/2027 (i)	1,517,000	56,741
Freddie Mac, 0.294%, 2/25/2028 (i)	46,151,000	535,864
Freddie Mac, 0.107%, 4/25/2028 (i)	46,683,000	265,528
Freddie Mac, 0.111%, 5/25/2028 (i)	47,225,000	290,344
Freddie Mac, 5%, 11/25/2028 - 7/01/2041	2,661,111	2,681,246
Freddie Mac, 5.976%, 3/25/2029	1,594,557	1,594,860
Freddie Mac, 5.966%, 7/25/2029 - 9/25/2029	4,564,845	4,565,823
Freddie Mac, 1.799%, 4/25/2030 (i)	2,395,024	222,172
Freddie Mac, 1.868%, 4/25/2030 (i)	2,589,254	245,929
Freddie Mac, 1.666%, 5/25/2030 (i)	3,408,930	293,731
Freddie Mac, 1.798%, 5/25/2030 (i)	7,523,890	700,251
Freddie Mac, 1.341%, 6/25/2030 (i)	3,170,959	223,430
Freddie Mac, 1.599%, 8/25/2030 (i)	2,931,170	250,862
Freddie Mac, 1.169%, 9/25/2030 (i)	1,901,519	120,685
Freddie Mac, 1.08%, 11/25/2030 (i)	3,948,102	238,156
Freddie Mac, 4.94%, 11/25/2030	2,063,394	2,080,457
Freddie Mac, 0.327%, 1/25/2031 (i)	15,702,330	268,356
Freddie Mac, 0.515%, 3/25/2031 (i)	20,405,227	574,207
Freddie Mac, 0.938%, 7/25/2031 (i)	5,068,698	295,166
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	704,492
Freddie Mac, 0.567%, 12/25/2031 (i)	5,486,706	192,428
Freddie Mac, 0.154%, 11/25/2032 (i)	33,028,344	475,489
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	569,799	556,573
Freddie Mac, 4%, 4/01/2044	27,722	26,136
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053	519,919	529,131
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052	8,351,493	6,683,146
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2052	1,874,044	1,816,230
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	2,153,687	1,846,478
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 7/01/2053	7,539,578	6,203,936
Freddie Mac, UMBS, 5%, 8/01/2052 - 4/01/2053	3,171,711	3,078,094
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053	1,963,032	1,806,752
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	1,564,059	1,550,463
Freddie Mac, UMBS, 6%, 12/01/2052 - 12/01/2053	2,297,165	2,312,105
Freddie Mac, UMBS, 3.5%, 1/01/2054	1,974,999	1,758,242
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	2,994,970	2,535,637
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,264,770	1,843,637
Ginnie Mae, 3%, 6/20/2052 - 10/20/2052	1,463,142	1,283,310
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	1,035,721	963,994
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052	2,272,603	2,055,654
Ginnie Mae, 5%, 1/20/2053 - 9/20/2053	2,715,360	2,652,726
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053	3,182,546	3,163,118
Ginnie Mae, 6%, 2/20/2054	500,000	502,756
Ginnie Mae, TBA, 6%, 3/15/2054	525,000	527,560
Ginnie Mae, TBA, 6.5%, 3/15/2054	525,000	532,120
Ginnie Mae, TBA, 3%, 3/20/2054	1,200,000	1,051,948
Ginnie Mae, TBA, 2%, 4/15/2054	2,975,000	2,423,578
UMBS, TBA, 2%, 3/13/2054 - 4/25/2054	5,050,000	3,970,418
UMBS, TBA, 5.5%, 3/13/2054	1,900,000	1,879,428

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3.5%, 3/25/2054 - 4/25/2054		$2,025,000	$1,801,988
			$103,309,201
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$1,035,000	$1,011,060
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,025,000	886,421
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		2,595,000	2,376,946
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,830,000	1,814,436
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	842,681
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,730,000	1,684,608
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	667,546
			$9,283,698
Natural Gas - Distribution – 0.2%
ENGIE S.A., 3.875%, 12/06/2033	EUR	500,000	$540,746
ENGIE S.A., 3.875%, 3/06/2036		400,000	428,663
ENGIE S.A., 4.5%, 9/06/2042		400,000	447,652
ENGIE S.A., 4.25%, 1/11/2043		900,000	974,850
			$2,391,911
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	1,700,000	$1,571,714
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,750,000	1,559,510
			$3,131,224
Network & Telecom – 0.1%
Orange S.A., 3.875%, 9/11/2035	EUR	500,000	$556,587
Oil Services – 0.1%
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 1/23/2084	EUR	200,000	$218,321
MV24 Capital B.V., 6.748%, 6/01/2034		$886,996	832,298
			$1,050,619
Oils – 0.4%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$1,664,000	$1,647,360
Neste Oyj, 3.875%, 5/21/2031	EUR	300,000	328,149
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,623,000	2,396,006
			$4,371,515
Other Banks & Diversified Financials – 2.6%
ABANCA Corp. Bancaria S.A., 5.875%, 4/02/2030	EUR	1,300,000	$1,496,949
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	1,962,160
AIB Group PLC, 5.25%, 10/23/2031	EUR	830,000	950,465
Banque Federative du Credit Mutuel S.A., 5%, 10/22/2029	GBP	500,000	626,830
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	900,000	952,536
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		900,000	967,181
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$1,143,000	1,184,845
BPCE S.A., 4.5%, 3/15/2025 (n)		900,000	883,654
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,192,637
BPCE S.A., 4.125% to 3/08/2032, FLR (EURIBOR - 3mo. + 1.45%) to 3/08/2033	EUR	900,000	966,942
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034		300,000	339,388
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		900,000	975,103
BPCE S.A., 4.875% to 2/26/2031, FLR (EUR ICE Swap Rate - 5yr. + 2.3%) to 2/26/2036		100,000	108,554
CaixaBank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		600,000	673,181
CaixaBank S.A., 4.25%, 9/06/2030		600,000	666,425
CaixaBank S.A., 4.125% to 2/09/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/09/2032		500,000	539,648
Commerzbank AG, 4.625%, 1/17/2031		100,000	108,792
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		1,000,000	1,068,790
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,247,488

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	800,000	$707,613
Deutsche Bank AG, 4%, 6/24/2032		700,000	720,396
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$1,210,000	1,266,696
KBC Group N.V, 4.75%, 4/17/2035	EUR	1,100,000	1,183,055
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$1,045,000	996,644
Macquarie Group Ltd., 4.747%, 1/23/2030	EUR	555,000	626,735
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		$677,000	700,486
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		456,000	451,453
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		800,000	729,671
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,209,115
Virgin Money UK PLC, 7.625% to 8/23/2028, FLR (GBP Government Yield - 1yr. + 3.05%) to 8/23/2029	GBP	790,000	1,047,914
			$26,551,346
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$492,487
AbbVie, Inc., 5.4%, 3/15/2054		611,000	620,239
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		409,000	413,916
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		499,000	504,916
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		1,491,000	1,535,840
			$3,567,398
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$1,012,000	$977,487
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$1,446,000	$1,290,584
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		897,000	896,760
			$2,187,344
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 3.65%, 2/01/2026		$814,000	$782,746
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	786,489
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	316,390
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		791,000	638,453
			$2,524,078
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$1,227,000	$1,001,680
Extra Space Storage LP, 5.5%, 7/01/2030		1,058,000	1,062,921
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	725,559
			$2,790,160
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	$1,080,501
STORE Capital Corp., REIT, 2.7%, 12/01/2031		190,000	147,927
WEA Finance LLC, 2.875%, 1/15/2027 (n)		1,124,000	1,021,129
			$2,249,557
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	450,000	$482,503
AutoZone, Inc., 4.75%, 8/01/2032		$1,018,000	977,570
Home Depot, Inc., 3.625%, 4/15/2052		1,158,000	874,740
			$2,334,813
Specialty Chemicals – 0.4%
Covestro AG, 1.375%, 6/12/2030	EUR	950,000	$905,313
CTEC II GmbH, 5.25%, 2/15/2030 (n)		1,369,000	1,319,876
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	805,908

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – continued
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$715,000	$533,397
			$3,564,494
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$781,000	$654,478
Dufry One B.V., 3.375%, 4/15/2028	EUR	1,100,000	1,136,888
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		$1,344,000	867,826
			$2,659,192
Supermarkets – 0.3%
Ocado Group PLC, 3.875%, 10/08/2026	GBP	1,660,000	$1,822,360
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	1,090,000	1,149,327
			$2,971,687
Supranational – 2.8%
European Financial Stability Facility, 3%, 9/04/2034	EUR	4,992,000	$5,404,148
European Investment Bank, 3%, 2/15/2039		5,500,000	5,846,543
European Union, 3.25%, 7/04/2034		5,075,000	5,608,474
European Union, 2.625%, 2/04/2048		5,900,000	5,683,698
European Union, 3%, 3/04/2053		5,988,000	6,045,971
			$28,588,834
Telecommunications - Wireless – 0.5%
Millicom International Cellular S.A., 5.125%, 1/15/2028		$720,000	$686,459
Rogers Communications, Inc., 3.8%, 3/15/2032		1,128,000	1,002,473
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,220,000	1,132,424
T-Mobile USA, Inc., 5.75%, 1/15/2034		600,000	617,589
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	860,000	740,514
Vodafone Group PLC, 5.625%, 2/10/2053		$887,000	858,337
			$5,037,796
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	$942,407
Transportation - Services – 1.0%
Aeroporti Di Roma S.p.A, 4.875%, 7/10/2033	EUR	1,170,000	$1,317,693
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		910,000	1,008,045
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	462,813
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036		910,000	979,521
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$689,000	695,154
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		1,197,000	1,227,699
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	781,257
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,282,813
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	794,256
United Parcel Service, 5.05%, 3/03/2053		1,338,000	1,298,927
			$9,848,178
U.S. Treasury Obligations – 4.5%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$9,170,000	$8,385,535
U.S. Treasury Bonds, 4.75%, 11/15/2053		11,287,000	12,008,310
U.S. Treasury Notes, 3.75%, 12/31/2028		6,686,000	6,533,998
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		17,659,000	18,254,991
			$45,182,834
Utilities - Electric Power – 3.1%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,020,500	$869,757
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,080,679
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	213,144
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	157,955

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	$1,113,633
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,996,000	2,526,422
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,371,293
Duke Energy Florida LLC, 6.2%, 11/15/2053		$643,000	696,333
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,478,590
EDP Servicios Financieros Espana S.A., 4.375%, 4/04/2032	EUR	540,000	609,493
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	470,765
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		1,414,000	1,129,946
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	1,030,000	1,097,617
Energuate Trust, 5.875%, 5/03/2027		$600,000	574,800
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		620,000	610,856
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	845,346
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,293,000	1,426,209
Eversource Energy, 5.5%, 1/01/2034		$685,000	677,992
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	461,524
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,249,304
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		620,000	592,100
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	243,037
Listrindo Capital B.V., 4.95%, 9/14/2026		896,000	864,311
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,337,322	1,276,393
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	1,000,000	788,655
National Grid PLC, 4.275%, 1/16/2035	EUR	490,000	533,786
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$487,000	488,751
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		508,000	510,714
Pacific Gas & Electric Co., 6.1%, 1/15/2029		623,000	637,742
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	384,693
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,142,000	1,109,550
Southern Co., 1.875%, 9/15/2081	EUR	100,000	93,511
SSE PLC, 4%, 9/05/2031		800,000	884,952
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$648,640	651,235
WEC Energy Group, Inc., 1.8%, 10/15/2030		930,000	752,496
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	480,210
Xcel Energy, Inc., 5.5%, 3/15/2034		1,047,000	1,029,096
			$30,982,890
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,011,000	$2,789,967
Utilities - Other – 0.1%
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	590,000	$630,721
Total Bonds			$952,975,927
Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 5.37% (v)		48,489,957	$48,489,957

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.3%
Market Index Securities – 0.3%
iTraxx Europe Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2024 @ 3%	Call	Merrill Lynch International	$ 216,928,578	EUR 184,330,000	$857,885
iTraxx Europe Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Merrill Lynch International	105,739,883	89,850,000	1,640,789
iTraxx Europe Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Barclays Bank PLC	52,240,327	44,390,000	810,625
Total Purchased Options					$3,309,299
Other Assets, Less Liabilities – 0.0%	88,093
Net Assets – 100.0%	$1,004,863,276
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,489,957 and $956,285,226, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $184,289,050, representing 18.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
HUF	Hungarian Forint
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 2/29/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	13,882,469	USD	14,984,678	HSBC Bank	4/19/2024	$48,908
EUR	414,142	USD	447,746	State Street Bank Corp.	4/19/2024	736
EUR	9,149,503	USD	9,888,297	UBS AG	4/19/2024	19,871
GBP	1,251,697	USD	1,580,097	Deutsche Bank AG	4/19/2024	373
JPY	60,090,815	USD	402,511	JPMorgan Chase Bank N.A.	4/19/2024	1,357
MXN	93,352,301	USD	5,323,121	Deutsche Bank AG	4/19/2024	112,367
USD	21,743,554	AUD	32,312,953	HSBC Bank	4/19/2024	708,879
USD	3,472,246	AUD	5,300,412	JPMorgan Chase Bank N.A.	4/19/2024	21,850
USD	3,629,494	AUD	5,418,376	State Street Bank Corp.	4/19/2024	102,308
USD	3,974,726	AUD	6,104,305	UBS AG	4/19/2024	1,024
USD	3,392,771	BRL	16,972,000	Goldman Sachs International	5/21/2024	4,877
USD	22,184,588	CAD	29,895,314	State Street Bank Corp.	4/19/2024	141,229
USD	1,342,767	CNH	9,623,000	BNP PARIBAS	4/19/2024	3,339
USD	10,050,383	CNH	72,149,686	JP Morgan Chase Bank N.A.	4/19/2024	7,854
USD	21,203,870	CNH	151,098,294	UBS AG	4/19/2024	172,470
USD	9,511,779	CZK	214,420,487	BNP Paribas S.A.	4/19/2024	370,071
USD	2,443,951	CZK	56,288,159	Brown Brothers Harriman	4/19/2024	44,135
USD	2,464,367	CZK	56,295,326	Deutsche Bank AG	4/19/2024	64,245
USD	11,627,636	CZK	262,069,484	Merrill Lynch International	4/19/2024	454,438
USD	336,735	CZK	7,683,459	UBS AG	4/19/2024	9,155
USD	229,932,469	EUR	210,720,067	Barclays Bank PLC	4/19/2024	1,739,774
USD	7,722,797	EUR	7,106,137	Brown Brothers Harriman	4/19/2024	27,428
USD	1,110,122	EUR	1,017,558	Citibank N.A.	4/19/2024	8,190
USD	6,900,760	EUR	6,366,014	Deutsche Bank AG	4/19/2024	6,884
USD	30,536,804	EUR	27,945,043	HSBC Bank	4/19/2024	274,596
USD	15,668,351	EUR	14,330,990	JPMorgan Chase Bank N.A.	4/19/2024	149,055
USD	109,273	EUR	100,000	Morgan Stanley Capital Services, Inc.	4/19/2024	981
USD	543,822	EUR	498,467	NatWest Markets PLC	4/19/2024	4,023
USD	32,863,471	EUR	30,173,795	State Street Bank Corp.	4/19/2024	187,705
USD	12,924,942	EUR	11,880,616	UBS AG	4/19/2024	59,202
USD	67,426,152	GBP	53,295,576	BNP Paribas S.A.	4/19/2024	131,864
USD	902,194	GBP	713,730	Citibank N.A.	4/19/2024	995
USD	3,552,563	GBP	2,790,020	State Street Bank Corp.	4/19/2024	29,712
USD	757,521	GBP	597,114	UBS AG	4/19/2024	3,568
USD	8,883,179	JPY	1,301,796,202	Brown Brothers Harriman	4/19/2024	133,854
USD	234,956	JPY	34,061,683	Morgan Stanley Capital Services, Inc.	4/19/2024	6,029
USD	17,473,936	JPY	2,558,223,807	State Street Bank Corp.	4/19/2024	280,204
USD	18,658,243	JPY	2,708,262,569	UBS AG	4/19/2024	456,107
USD	752,111	KRW	982,317,500	Barclays Bank PLC	4/04/2024	13,180
USD	39,899,969	NZD	64,776,463	HSBC Bank	4/19/2024	459,839

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,465,188	NZD	4,036,494	JPMorgan Chase Bank N.A.	4/19/2024	$7,507
USD	154,395	SEK	1,578,986	HSBC Bank	4/19/2024	1,776
USD	108,538	SGD	145,053	State Street Bank Corp.	4/19/2024	508
USD	9,821,870	TOF	349,765,749	Barclays Bank PLC	4/03/2024	71,948
USD	13,349	TWD	413,810	Goldman Sachs International	4/25/2024	172
						$6,344,587
Liability Derivatives
AUD	3,792,652	USD	2,552,602	UBS AG	4/19/2024	$(83,710)
BRL	638,775	USD	128,583	Goldman Sachs International	5/03/2024	(865)
CAD	1,187,930	USD	879,934	State Street Bank Corp.	4/19/2024	(4,013)
CAD	17,452,237	USD	12,965,934	UBS AG	4/19/2024	(97,498)
EUR	15,724,134	USD	17,113,198	Barclays Bank PLC	4/19/2024	(85,239)
EUR	3,657,011	USD	4,021,494	HSBC Bank	4/19/2024	(61,249)
EUR	8,804,174	USD	9,685,007	JPMorgan Chase Bank N.A.	4/19/2024	(150,802)
EUR	2,821,499	USD	3,079,445	Merrill Lynch International	4/19/2024	(23,991)
EUR	18,216,894	USD	19,849,193	State Street Bank Corp.	4/19/2024	(121,779)
EUR	2,543,046	USD	2,754,754	UBS AG	4/19/2024	(843)
GBP	466,933	USD	596,098	Brown Brothers Harriman	4/19/2024	(6,519)
GBP	11,819,061	USD	14,981,103	HSBC Bank	4/19/2024	(57,626)
GBP	10,924,723	USD	13,907,529	JPMorgan Chase Bank N.A.	4/19/2024	(113,299)
GBP	188,788	USD	239,335	Morgan Stanley Capital Services, Inc.	4/19/2024	(959)
GBP	252,549	USD	319,923	State Street Bank Corp.	4/19/2024	(1,039)
GBP	734,488	USD	930,147	UBS AG	4/19/2024	(2,738)
HUF	5,696,761	USD	16,341	BNP Paribas S.A.	4/19/2024	(716)
JPY	390,978,412	USD	2,694,011	HSBC Bank	4/19/2024	(66,260)
KRW	5,314,454,111	USD	4,002,210	Citibank N.A.	4/04/2024	(4,502)
NOK	25,715,280	USD	2,463,521	Deutsche Bank AG	4/19/2024	(39,591)
NOK	5,281,275	USD	501,339	Merrill Lynch International	4/19/2024	(3,525)
NOK	129,833,145	USD	12,499,115	State Street Bank Corp.	4/19/2024	(261,007)
NZD	4,230,650	USD	2,580,071	HSBC Bank	4/19/2024	(4,175)
NZD	60,289,010	USD	37,183,428	State Street Bank Corp.	4/19/2024	(475,552)
SEK	2,098,000	USD	205,087	State Street Bank Corp.	4/19/2024	(2,301)
TOF	181,193,445	USD	5,203,721	Barclays Bank PLC	4/03/2024	(152,849)
TOF	168,372,485	USD	4,852,932	JPMorgan Chase Bank N.A.	4/03/2024	(159,452)
USD	602,412	CNH	4,331,604	JPMorgan Chase Bank N.A.	4/19/2024	(505)
USD	1,094,705	CZK	25,971,324	UBS AG	4/19/2024	(12,569)
USD	10,618,933	EUR	9,845,696	Brown Brothers Harriman	4/19/2024	(43,156)
USD	5,005,698	EUR	4,657,137	HSBC Bank	4/19/2024	(37,602)
USD	2,462,070	EUR	2,279,933	JPMorgan Chase Bank N.A.	4/19/2024	(6,911)
USD	7,418,507	EUR	6,872,371	State Street Bank Corp.	4/19/2024	(23,711)
USD	2,380,806	EUR	2,206,738	UBS AG	4/19/2024	(8,912)
USD	401,711	GBP	318,780	Morgan Stanley Capital Services, Inc.	4/19/2024	(800)
USD	53,365,271	KRW	70,915,507,272	Merrill Lynch International	4/26/2024	(46,091)
USD	19,909,520	MXN	347,588,365	Barclays Bank PLC	4/19/2024	(329,002)
USD	6,916,646	MXN	119,996,036	Deutsche Bank AG	4/19/2024	(70,188)
USD	6,688,282	MXN	115,550,383	UBS AG	4/19/2024	(39,703)
						$(2,601,249)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	158	$22,652,163	March – 2024	$387,545
Euro-Schatz 2 yr	Short	EUR	570	64,778,289	March – 2024	569,812
Long Gilt 10 yr	Long	GBP	36	4,457,484	June – 2024	12,655
U.S. Treasury Bond 30 yr	Long	USD	128	15,264,000	June – 2024	67,545
U.S. Treasury Note 10 yr	Long	USD	156	17,228,250	June – 2024	53,981
U.S. Treasury Note 5 yr	Long	USD	278	29,719,938	June – 2024	44,831
U.S. Treasury Ultra Bond 30 yr	Long	USD	74	9,462,750	June – 2024	46,168
U.S. Treasury Ultra Note 10 yr	Long	USD	80	9,133,750	June – 2024	32,204
						$1,214,741
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	392	$49,239,346	March – 2024	$(758,939)
Euro-Buxl 30 yr	Short	EUR	13	1,870,951	March – 2024	(22,654)
U.S. Treasury Note 2 yr	Short	USD	428	87,633,000	June – 2024	(71,335)
						$(852,928)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	31,200,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$44,834	$—	$44,834
1/02/26	BRL	31,200,000	centrally cleared	Average Daily BZDIOVRA / At Maturity	11.095% / At Maturity	117,814	(62,338)	55,476
1/03/28	BRL	62,400,000	centrally cleared	10.63% / Annually	Average Daily BZDIOVRA / Annually	(8,111)	33,388	25,277
3/21/29	CNY	150,241,000	centrally cleared	2.38% / Quarterly	CFRR / Quarterly	206,303	91,745	298,048
6/18/55	USD	20,300,000	centrally cleared	SOFR - 1 day / Annually	3.458% / Annually	219,565	—	219,565
						$580,405	$62,795	$643,200
Liability Derivatives
Interest Rate Swaps
1/02/26	BRL	31,200,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(96,227)	$—	$(96,227)
1/02/26	BRL	31,200,000	centrally cleared	Average Daily BZDIOVRA / At Maturity	10.48% / At Maturity	(23,243)	10,593	(12,650)
1/04/27	BRL	32,700,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	(1,756)	—	(1,756)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
6/18/27	USD	192,100,000	centrally cleared	3.412% / Annually	SOFR - 1 day / Annually	$(1,052,041)	$—	$(1,052,041)
						$(1,173,267)	$10,593	$(1,162,674)
Credit Default Swaps
12/20/28	EUR	21,880,000	centrally cleared	(1)	5.00% / Quarterly	$(567,163)	$(1,535,566)	$(2,102,729)
						$(1,740,430)	$(1,524,973)	$(3,265,403)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00% / Quarterly	(2)	$66,049	$170,813	$236,862
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 40 Index.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 29, 2024, the fund had cash collateral of $182,000 and other liquid securities with an aggregate value of $7,093,996 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 29, 2024, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$45,182,834	$—	$45,182,834
Non - U.S. Sovereign Debt	—	417,288,954	—	417,288,954
Municipal Bonds	—	9,283,698	—	9,283,698
U.S. Corporate Bonds	—	132,079,363	—	132,079,363
Residential Mortgage-Backed Securities	—	110,620,601	—	110,620,601
Commercial Mortgage-Backed Securities	—	26,584,932	—	26,584,932
Asset-Backed Securities (including CDOs)	—	39,865,645	—	39,865,645
Foreign Bonds	—	175,379,199	—	175,379,199
Mutual Funds	48,489,957	—	—	48,489,957
Total	$48,489,957	$956,285,226	$—	$1,004,775,183
Other Financial Instruments
Futures Contracts – Assets	$1,214,741	$—	$—	$1,214,741
Futures Contracts – Liabilities	(852,928)	—	—	(852,928)
Forward Foreign Currency Exchange Contracts – Assets	—	6,344,587	—	6,344,587
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,601,249)	—	(2,601,249)
Swap Agreements – Assets	—	880,062	—	880,062
Swap Agreements – Liabilities	—	(3,265,403)	—	(3,265,403)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,501,918	$210,247,014	$217,249,067	$(6,117)	$(3,791)	$48,489,957
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$669,715	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2024, are as follows:
United States	26.0%
Germany	12.4%
Italty	5.1%
South Korea	5.0%
Untied Kingdom	4.8%
China	4.5%
Japan	4.2%
Mexico	3.8%
Spain	3.4%
Other Countries	30.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.